Qualitative and quantitative information of financial risks	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Qualitative and quantitative information of financial risks

38. Qualitative and quantitative information of financial risks

The Group is exposed to the following financial risks connected with its operations:

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financial market risk, mainly relating to foreign currency exchange rates and to interest rates;
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liquidity risk, mainly relating to difficulty in meeting the obligations associated with financial liabilities that are settled by delivering cash or another financial asset; with particular reference to the availability of funds and access to the credit market, should the Group require it, and to financial instruments in general;
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credit risk, arising both from its normal commercial relations with customers, and its financing activities;
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commodity price risk, arising from the fluctuation in commodities price, driven by external market factors, especially for natural gas and electricity. Such fluctuations in commodities price market, can cause significant business challenges that can affect production costs, product pricing, company margins and cash flows, value of assets and liabilities.

These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason the Group identifies and monitors these risks, in order to detect potential negative effects in advance and take the necessary action to mitigate them, primarily through its operating and financing activities and if required, through the use of derivative financial instruments.

The following section provides qualitative and quantitative disclosures on the effect that these risks may have upon the Group. The quantitative data reported in the following section does not have any predictive value.

Financial market risks

Due to the nature of the Group’s business, the Group is exposed to a variety of market risks, including foreign currency exchange rate risk, interest rate risk and commodity price risk.

The Group’s exposure to foreign currency exchange rate risk arises from our global footprint (both in terms of productions and commercialization), as in some cases we sell our products in the currencies of the destination markets, which may differ from the currency of the countries in which the Group operates.

The Group’s exposure to interest rate risk arises from the need to fund certain activities and the possibility to deploy surplus funds. Changes in market interest rates may have the effect of either increasing or decreasing the Group’s net profit/ (loss), thereby indirectly affecting the costs and returns of financing and investing transactions.

These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason they are identified and monitored, in order to detect potential negative effects in advance and take the necessary actions to mitigate them.

The Group has in place various risk management policies, which primarily relate to foreign exchange, interest rate, commodity price and liquidity risks.

In particular, to manage foreign exchange rate risk, the Group has adopted a hedging policy, approved by the Board of Directors of Stevanato Group S.p.A.. Hedging activities are mainly executed at central level, based on the information provided by the reporting system and utilizing instruments and policies conforming to IFRS. Hedging is undertaken to ensure protection in case an entity has transactions in currencies other than the one in which it primarily does business, taking account also of budgeted future revenue/ costs. Despite hedging operations, sudden movements in exchange rates or erroneous estimates may result in a negative impact, although limited, on Group results.

Information on foreign currency exchange rate risk

The Group is exposed to risk resulting from fluctuations in foreign currency exchange rates, which can affect its earnings and equity. In particular:

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Where a Group company incurs costs in a currency different from that of its revenue, any change in foreign currency exchange rates can affect the operating results of that company.
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The main foreign currency to which the Group is exposed is U.S. Dollar for sales in the United States and other markets where the U.S. Dollar is the reference currency, against Euro, Mexican Pesos and Renminbi. Other exposures included the exchange rate between the Euro and the following currencies: Japanese Yen and Danish Krone. It is the Group’s policy to use derivative financial instruments (primarily forward currency contracts, currency swaps, currency options and collar options) to hedge against exposures.
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Several subsidiaries are located in countries that are outside the Eurozone, in particular the United States, China, Japan, Mexico, Denmark, Brazil and India. As the Group’s reporting currency is the Euro, the income statements of those companies are translated into Euro using the average exchange rate for the period and, even if revenue and margins are unchanged in local currency, changes in exchange rates can impact the amount of revenue, costs and profit as restated in Euro. Similarly, intercompany financing may lead to foreign exchange rate impact due to different functional currencies.
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The amount of assets and liabilities of consolidated companies that report in a currency other than the Euro may vary from period to period as a result of changes in exchange rates. The effects of these changes are recognized directly in equity as a component of other comprehensive income/ (loss) under gains/ (losses) from currency translation differences.

The Group monitors its main exposures with regard to translation exchange risk, whereby fluctuations in the exchange rates of a number of currencies against the consolidation currency may impact the consolidated financial statement values, although there was no specific hedging in this respect at the reporting date.

Exchange differences arising on the settlement of monetary items are recognized in the consolidated income statement within the net financial income/ (expense) line item.

The impact of foreign currency exchange rate differences recorded within financial income/ (expense) for the year ended December 31, 2025, except for those arising on financial instruments measured at fair value, amounted to a net loss of EUR 15,722 thousand (EUR 9,484 thousand net gain in 2024).

There have been no substantial changes in 2025 in the nature or structure of exposure to foreign currency exchange rate risk or in the Group’s hedging policies.

The Group actively hedges against economic-transactional risk; more specifically, forward and swap contracts, plain vanilla and collar options are used to manage the exposures. Such instruments are only partially designated as cash flow hedges and contracts are entered for a period consistent with the underlying transactions, generally from three to twelve months.

The Group is holding the following contracts:

At December 31, 2025

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (1)	Forward	27,048	—	—	27,048	1,617	Other current financial assets
Average forward rate (EUR/USD)		1.109

Notional amount (2)	Forward	12,866	—	—	12,866	167	Other current financial assets
Average forward rate (EUR/USD)		1.166

Total					39,914	1,784
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

At December 31, 2024

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (2)	Forward	34,349	—	—	34,349	(1,660)	Other current financial liabilities
Average forward rate (EUR/USD)		1.092

Notional amount (2)	Forward	18,079	13,977	2,333	34,389	(1,412)	Other current financial liabilities
Average forward rate (EUR/USD)		1.106	1.073	1.072

Total					68,738	(3,072)
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

Set out below is the impact of hedging on equity:

	Cash Flow Hedge Reserve	Cost of Hedging Reserve
	(EUR thousand)
At January 1, 2024	(385)	83
Foreign exchange forward	1,667	9
Tax effect	(465)	(2)
At 31 December, 2024	817	90
Foreign exchange forward	(1,327)	(67)
Tax effect	370	16
At 31 December, 2025	(140)	39

The following table presents an analysis of sensitivity to a change in exchange rates for the currencies the Group is majorly exposed to. Such analysis does not consider the impact of forward currency contracts or collar options. With all other variables held constant, the Group’s marginality is affected as follows:

At December 31, 2025

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,033)	1,053
U.S. dollar	3%	(3)%	(3,037)	3,225
	5%	(5)%	(4,966)	5,489

Euro	1%	(1)%	211	(215)
Mexican Pesos	3%	(3)%	620	(659)
	5%	(5)%	1,014	(1,121)

Euro	1%	(1)%	(42)	43
China Renmimbi	3%	(3)%	(123)	130
	5%	(5)%	(201)	222

At December 31, 2024

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,032)	1,053
U.S. dollar	3%	(3)%	(3,035)	3,223
	5%	(5)%	(4,962)	5,484

Euro	1%	(1)%	193	(197)
Mexican Pesos	3%	(3)%	567	(602)
	5%	(5)%	928	(1,025)

Euro	1%	(1)%	(122)	125
China Renmimbi	3%	(3)%	(359)	381
	5%	(5)%	(587)	649

Information on interest rate risk

This risk stems from variable rate loans, for which sudden or significant interest rate fluctuations may have a negative impact on economic results. The monitoring of this risk is carried out at corporate level and utilizing similar structures as those employed for the management of currency risks. The Group has hedges in place against interest rate risk, covering EUR 254.4 million out of a total of EUR 374.7 million variable rate loans.

The financial liabilities composition and the impact of the hedging instrument on the statement of financial position at December 31, 2025 and December 31, 2024 are as follows:

At December 31, 2025

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	254,400	910	120,269	375,579	(287)	375,292	(302)	Current financial assets/ Non-current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	30,001	30,001	—	30,001	—	Current financial liabilities
Notes	—	50,000	—	50,000	(147)	49,853	—	Non-current financial liabilities
Total	254,400	50,910	150,270	455,580	(434)	455,146	(302)

Percentage of Total	56%	11%	33%

At December 31, 2024

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	190,709	1,359	120,404	312,472	(223)	312,249	(279)	Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	50,030	50,030	—	50,030	—	Current financial liabilities
Notes	—	50,000	—	50,000	(210)	49,790	—	Non-current financial liabilities
Total	190,709	51,359	170,434	412,502	(433)	412,069	(279)

Percentage of Total	46%	13%	41%

The Group is holding the following hedging contracts (Interest Rate Swaps):

Line item in the statement of financial position	Contract notional	Currency	Carrying amount at December 31, 2025	Carrying amount at December 31, 2024
	(EUR thousand)
Non-current financial assets	107,453	EUR	340	—
Current financial assets	19,447	EUR	158	711
Non-current financial liabilities	98,958	EUR	(208)	(642)
Current financial liabilities	28,542	EUR	(592)	(348)

Set out below is the impact of hedging on equity:

Cash Flow Hedge Reserve
(EUR thousand)
At January 1, 2024	(1,870)
Interest Rate Swap	2,740
Tax effect	(658)
At December 31, 2024	212
Interest Rate Swap	24
Tax effect	(6)
At December 31, 2025	230

The following table presents an analysis of sensitivity to a change in interest rates on the portion of loans and borrowings affected. With all other variables held constant, the Group’s marginality is affected as follows:

At December 31, 2025

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
	(EUR thousand)
	+20 BP	-20 BP	(243.8)	243.8
	+50 BP	-50 BP	(609.5)	609.5
	+100 BP	-100 BP	(1,219.0)	1,219.0

At December 31, 2024

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
	(EUR thousand)
	+20 BP	-20 BP	(201)	201
	+50 BP	-50 BP	(502)	502
	+100 BP	-100 BP	(1,004)	1,004

The risk arising from net investment in foreign subsidiaries is monitored; no active hedging is currently being performed. With regard to commodity risk, the Group enters into fixed-price contracts for certain utilities.

Liquidity risk

Liquidity risk arises if the Group is unable to obtain the funds needed to carry out its operations under economic conditions. The main determinant of the Group’s liquidity position is the cash generated by or used in operating and investing activities.

From an operating point of view, the Group manages liquidity risk by monitoring cash flows and keeping an adequate level of funds at its disposal. The main funding operations and investments in cash and marketable securities of the Group are centrally managed or supervised by the treasury department with the aim of ensuring effective and efficient management of the Group’s liquidity. The Group undertakes medium/long term loans to fund medium/long term operations. The Group undertakes a series of activities centrally supervised with the purpose of optimizing the management of funds and reducing liquidity risk, such as:

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centralizing liquidity management
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centralizing cash through cash pooling techniques
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maintaining a conservative level of available liquidity
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diversifying sources of funding of medium and long-term financing
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obtaining adequate credit lines
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monitoring future liquidity requirements on the basis of budget forecast and cash flow planning
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monitoring covenants on indebtedness

These measures currently sufficiently guarantee, at normal conditions and in the absence of extraordinary events, the degree of flexibility required by movements of working capital, investing activities and cash flows in general.

The Group believes that its total available liquidity (defined as cash and cash equivalents, plus undrawn committed credit lines), in addition to funds generated from operating activities, and the potential access to additional capital through the equity markets or through the existing relationships with banks, will enable us to satisfy the requirements of its investing activities and working capital needs, fulfill its obligations to repay its debt and ensure an appropriate level of operating and strategic flexibility for at least the next 12 months. However, there can be no assurance that the Group will be able to obtain additional capital, or at acceptable costs.

The following table summarizes the due dates of the Group’s financial and other liabilities at December 31, 2025 and 2024 on the basis of contractual payments of principal portion which have not been discounted:

At December 31, 2025
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	30,001	—	—	30,001
Borrowings from banks (*)	87,488	276,286	11,806	375,580
Notes (*)	—	50,000	—	50,000
Lease liabilities (**)	4,997	9,907	383	15,287
Other financial liabilities	1,169	—	—	1,169
Trade payables	263,308	—	—	263,308
Tax payables	22,426	—	—	22,426
Other liabilities (***)	65,444	—	1,829	67,273
Employee benefits (****)	965	2,447	3,372	6,784
Total liabilities	475,798	338,640	17,390	831,828

(*) The corresponding balance reported in the consolidated financial statement position is EUR 375,292 thousand and EUR 49,853 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 13,759 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions, other tax payables as well as allowance for future expected customer returns.

(****) Allocated in line with the estimated timing of future disbursements.

At December 31, 2024
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	50,030	—	—	50,030
Borrowings from banks (*)	56,893	245,579	10,000	312,472
Notes (*)	—	50,000	—	50,000
Lease liabilities (**)	5,864	11,731	1,549	19,144
Other financial liabilities	1,573	—	—	1,573
Trade payables	231,020	—	—	231,020
Tax payables	25,431	—	—	25,431
Other liabilities (***)	55,983	—	1,814	57,797
Employee benefits	120	160	6,883	7,163
Total liabilities	426,914	307,470	20,246	754,630

(*) The corresponding balance reported in the consolidated financial statement position is EUR 312,249 thousand and EUR 49,790 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 16,901 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions, other tax payables as well as allowance for future expected customer returns.

Credit risk

Credit risk is the risk of economic loss arising from the failure to collect a receivable. Credit risk encompasses the direct risk of default and the risk of a deterioration of the creditworthiness of the counterparty. The maximum credit risk to which the Group is theoretically exposed is represented by the carrying amounts of the financial assets stated in the consolidated statement of financial position.

Where customers fail to meet payment deadlines, the Group’s financial position may deteriorate. In addition, socio-political events (or country risks) and the general economic performance of individual countries or geographical regions may assume significance also in relation to this aspect. The trade receivable risk is however mitigated by consolidated commercial relations with high-standing pharmaceutical and biologics companies and Group guidelines created for the selection and evaluation of the client portfolio, which may require, where possible and appropriate, further guarantees from customers.

Trade receivables (gross of bad debt allowance) at December 31, 2025, amounting overall to EUR 309,772 thousand (EUR 302,655 thousand in 2024), include receivables not overdue of EUR 245,487 thousand and overdue receivables of EUR 64,285 thousand, of which EUR 47,421 thousand within 90 days, EUR 10,522 thousand between 90 and 180 days, EUR 3,555 thousand between 181 and 365 days and EUR 2,787 thousand beyond 365 days. At December 31, 2025 the Group has accrued an allowance for doubtful accounts amounting to EUR 7,084 thousand (EUR 6,704 thousand in 2024).

Commodity risk

As the Group consumes large amounts of natural gas and electricity for its operating activities, it entered into commodity swap contracts for certain utilities to mitigate commodity risk and the increased volatility in natural gas and electricity prices.

These commodity swap contracts are expected to reduce the volatility attributable to price fluctuations of natural gas and electricity for which floating-price contracts are in place. Hedging the price volatility of forecasted natural gas and electricity consumption is in accordance with the risk management strategy outlined by the Board of Directors. Hedging contracts are referred to the same index to which the supplying contract is based (i.e. PSV Baseload and PUN Baseload).

At December 31, 2025, and 2024 there were no contracts in place.